Summary of Other Postretirement Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,699,197)	$ (1,346,224)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Expense related to other postretirement benefits	4,340	4,478	$ 4,930
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	76,207	75,544
Service cost	632	623
Interest cost	2,723	2,971
Actuarial (gain) loss	655	1,963
Benefits paid	(4,264)	(4,894)
Benefit obligation at end of year	75,953	76,207	$ 75,544
Funded status	(75,953)	(76,207)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,629)	(5,874)
Pensions and other postretirement benefits	(70,324)	(70,333)
Net amount recognized	(75,953)	(76,207)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	13,626	14,074
Prior service (credit)	(676)	(797)
Net amount recognized	12,950	$ 13,277
Defined Benefit Plan, Amount to be Amortized from Accumulated Other Comprehensive Income (Loss) Next Fiscal Year [Abstract]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	1,128
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	$ (121)